1933 Act File No. 2-60111
                                                   1940 Act File No. 811-2784

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          X
                                                               ------

     Pre-Effective Amendment No.         ......................

     Post-Effective Amendment No. __44   ......................  X
                                    -----                      ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

     Amendment No. _34____.....................................X
                    --                                         -------

                             FEDERATED MASTER TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,

                               1001 Liberty Avenue

                           Federated Investors Tower,

                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X_ on January 31,1999 pursuant to paragraph (b)

    60 days after filing pursuant to paragraph (a) (i)
  _ on January 31, 1999 pursuant to paragraph (a) (i).

    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

                           Matthew G. Maloney, Esquire

                    Dickstein Shapiro Morin & Oshinsky, LLP

                               2101 L Street, N.W.

                             Washington, D.C. 20037

Federated Master Trust



A money market mutual fund seeking current income consistent with stability of principal by investing in a portfolio of money market securities maturing in one year or less.



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.




CONTENTS

Risk/Return Summary                                       2
What are the Fund's Fees and Expenses?                    3
What are the Fund's Investment Strategies?                6
What are the Principal Securities in Which

  the Fund Invests?                                       6
What are the Specific Risks of Investing in the Fund?     7
What do Shares Cost?                                      7
How is the Fund Sold?                                     8
How to Purchase Shares                                    8
How to Redeem Shares                                      9
Account and Share Information                            11
Who Manages the Fund?                                    12
Financial Information                                    13
Independent Auditors' Report                             23


JANUARY 31, 1999



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.




WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in a portfolio of high quality fixed income securities maturing in one year or less. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


Risk/Return Bar Chart and Table



The bar chart shows the variability of the Fund's actual total returns on a calendar year end basis.

The Fund's Shares are not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value.

The Fund's 7-Day Net Yield as of 12/31/981 was 4.85%.

Within the period shown in the chart, the Fund's highest quarterly return was 2.36% (quarter ended June 30, 1989). Its lowest quarterly return was 0.70% (quarters ended June 30 and September 30, 1993).

Average Annual Total Return

The following table represents the Fund's Average Annual Total Return through 12/31/98.




Calendar Period                                             Fund
1 Year                                                       5.28%
5 Years                                                      5.09%
10 Years                                                     5.51%






  1 Investors may call the Fund to acquire the current 7-Day Net Yield by calling 1-800-341-7400.

     Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



What are the Fund's Fees and Expenses?

FEDERATED MASTER TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price                                    None
or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)                               None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                  None
Exchange Fee                                                                                                        None

Annual Fund Operating Expenses

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee                                                                                                       0.40%
Distribution (12b-1) Fee                                                                                           None
Shareholder Services Fee                                                                                             0.25%

(2)

Other Expenses                                                                                                       0.13%
Total Annual Fund Operating Expenses (                                                                               0.78%
before waivers)Before Waivers)1
Waiver of Fund Expenses                                                                                              0.33%
Total Actual Annual Fund Operating Expenses (after waivers)                                                          0.45%



1 Under the investment advisory contract, the adviser will waive the amount, limited to the amount of the management fee, by which the Fund's aggregate annual operating expenses, including the management fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of witholding taxes, and extraordinary expenses, exceed 0.45% of its average daily net assets. As a result, amounts actually incurred by the Fund for Management fee, Shareholder Services fees, and/or Other expenses may be less than the maximum amounts shown in this table.



EXAMPLE



The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.



  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                    1 Year        3 Years        5 Years        10 Years

                      $79           $246           $428           $954




What are the Fund's Investment Strategies?



The Fund invests in a portfolio of high quality fixed income securities maturing in one year or less. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.



  The adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the adviser's minimum credit standards. The adviser targets a dollar-weighted average portfolio maturity range for the Fund based upon its interest rate outlook. The adviser formulates its interest rate outlook by analyzing a variety of factors, such as:


 .   current U.S. economic activity and the outlook for future activity,

 .   current short-term interest rates, and

 .   recent actions by the Federal Reserve Board regarding short-term interest rates and market expectations regarding future actions.



The adviser generally shortens the portfolio's dollar- weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The adviser selects securities from the approved list of securities used to lengthen or shorten the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

INDUSTRY CONCENTRATION

The Fund may invest 25% or more of its assets in commercial paper issued by finance companies.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.



  The following describes the principal types of fixed income securities in which the Fund invests.

CORPORATE DEBT SECURITIES



Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.


COMMERCIAL PAPER



Commercial paper is an issuer's obligation with a maturity of nine months or less. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.



DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

ASSET BACKED SECURITIES



Asset backed securities are payable from pools of debt obligations. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. The simplest form of asset backed securities are pass-through certificates. An issuer of pass- through certificates gathers payments from an underlying pool of obligations. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders. Asset backed securities may also take the form of commercial paper or notes.


BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.



CREDIT ENHANCEMENT



Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

  Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction.


INVESTMENT RATINGS

The securities in which the Fund invests must be rated in the highest short-term rating category by one or more nationally recognized rating services or be of comparable quality to securities having such ratings. Nationally recognized ratings services include Duff & Phelps, Fitch IBCA, Moody's, Standard & Poors, and Thompson's Bankwatch.

What are the Specific Risks of Investing in the Fund?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a corporate money market fund are described below.

MARKET RISK



Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

  Interest rate changes have a greater affect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


CREDIT RISK

Credit risk is the possibility that an issuer will default (fails to repay interest and principal when due). If an issuer defaults, the Fund may lose money. Money market funds try to minimize this risk by purchasing higher quality securities.



  Many fixed income securities receive credit ratings from nationally recognized ratings services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk.



SECTOR RISKS



A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.



What do Shares Cost?



You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV).

  The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


How is the Fund Sold?



The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals.The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



How to Purchase Shares



You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.



THROUGH AN INVESTMENT PROFESSIONAL



 .   Establish an account with the investment professional; and

 .   Submit your purchase order to the investment professional before 3:00 p.m.
    Eastern time.

 .   You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. Eastern time

 .   You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND



 .   Establish your account with the Fund by submitting a completed New Account

    Form; and



 .   Send your payment to the Fund by Federal Reserve wire or check.



You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.



By Wire

Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE



 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number



You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company


 P.O. Box 8600

 Boston, MA 02266-8600



If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company



 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre- determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.



How to Redeem Shares

You should redeem Shares:

 .   through an investment professional if you purchased Shares through an investment professional; or

 .   directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.



DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.



  If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.



By Mail

You may redeem Shares by mailing a written request to the Fund.



  You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.



Send requests by mail to:

 Federated Shareholder Services Company


 P.O. Box 8600

 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:


 Federated Shareholder Services Company



 1099 Hingham Street
 Rockland, MA 02370-3317



All requests must include:

 .   Fund Name and Share Class, account number and account registration;

 .   amount to be redeemed; and

 .   signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.



Signature Guarantees

Signatures must be guaranteed if:

 .   your redemption will be sent to an address other than the address of record;

 .   your redemption will be sent to an address of record that was changed within the last thirty days; or

 .   a redemption is payable to someone other than the shareholder(s) of record.



A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:


 .   an electronic transfer to your account at a financial institution that is an
    ACH member; or



 .   wire payment to your account at a domestic commercial bank that is a Federal
    Reserve System member.



REDEMPTION IN KIND



Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS



Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:



 .   to allow your purchase to clear;

 .   during periods of market volatility; or



 .   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.



Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.



  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.





ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.



TAX INFORMATION



  The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Research. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



  The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract which is subject to annual renewal by the Fund's Board of Trustees the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.


YEAR 2000 READINESS



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.



  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.



  However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.



  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

       Financial Information

FINANCIAL HIGHLIGHTS



The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.




This information has been audited by Deloitte & Touche, whose report, along with the Fund's audited financial statements, is included in this Prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 23.




Year Ended November 30                          1998              1997              1996            1995             1994
Net Asset Value, Beginning of Period          $   1.00          $   1.00          $   1.00        $   1.00         $   1.00
Income from Investment Operations:

Net investment income                             0.05              0.05              0.05            0.06             0.04
Less Distributions:
Distributions from net investment income         (0.05)            (0.05)            (0.05)          (0.06)           (0.04)
Net Asset Value, End of Period                $   1.00          $   1.00          $   1.00        $   1.00         $   1.00
Total Return1                                     5.33%             5.27%             5.18%           5.73%            3.78%

Ratios to Average Net Assets:

Expenses                                          0.45%             0.45%             0.45%           0.46%            0.46%
Net investment income                             5.22%             5.16%             5.04%           5.59%            3.72%

Supplemental Data:

Net assets, end of period (000 omitted)       $465,134          $494,399          $626,764        $729,144         $773,260



1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

NOVEMBER 30, 1998




   Principal                                                                                                      Value
    Amount

                                                   CERTIFICATE OF DEPOSIT--3.8%

                                                           Banking--3.8%

$   5,000,000         Bankers Trust Co., New York, 5.645%, 2/26/1999                                               $    4,999,600
    3,500,000         Credit Communal de Belgique, Brussles, 5.650%, 3/19/1999                                          3,498,241
    1,000,000         KeyBank, N.A., 5.080%, 4/9/1999                                                                   1,000,000
    8,000,000         Societe Generale, Paris, 5.706%, 4/16/1999                                                        7,999,370
                        TOTAL CERTIFICATE OF DEPOSIT                                                                   17,497,211
                      COMMERCIAL PAPER--41.8%1

                      Banking--18.3%

    5,000,000         Abbey National N.A. Corp., (Guaranteed by Abbey National Bank PLC, London), 5.003%,

                      5/4/1999                                                                                          4,895,622
    8,500,000         Aspen Funding Corp., (Insured by MBIA Insurance Corporation, Guaranteed by Deutsche
                      Bank, AG), 5.634%, 2/25/1999                                                                      8,388,827
   21,000,000         Cregem North America, Inc., (Guaranteed by Credit Communal de Belgique, Brussles),
                      4.943% - 5.605%, 1/21/1999 - 2/23/1999                                                           20,822,714
   17,549,000         Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati Support
                      Agreement), 5.119% - 5.450%, 1/8/1999 - 4/26/1999                                                17,300,393
    7,000,000         Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 5.123%,
                      4/7/1999                                                                                          6,876,775
   22,000,000         UBS Finance (Delaware), Inc., (UBS AG LOC), 4.953% - 5.609%,
                      12/31/1998 - 3/29/1999                                                                           21,786,478
    5,000,000         Wood Street Funding Corp., (PNC Bank, N.A. Support Agreement), 5.423%, 2/1/1999                   4,953,931
                        TOTAL                                                                                          85,024,740
                      Brokerage--2.1%

   10,000,000         Salomon Smith Barney Holdings, Inc., 5.268%, 1/26/1999                                            9,919,111
                      Consumer Products--3.2%
   15,000,000         Diageo Capital PLC, 5.600%, 12/11/1998                                                           14,977,125
                      Finance - Automotive--3.2%
   15,000,000         Ford Motor Credit Corp., 5.139%, 2/5/1999                                                        14,861,125
                      Finance - Commercial--5.3%
    3,000,000         Beta Finance, Inc., 5.106%, 4/15/1999                                                             2,943,975
   15,000,000         General Electric Capital Corp., 5.058% - 5.455%, 2/12/1999 - 3/17/1999                           14,819,044
    7,000,000         Sheffield Receivables Corp., 5.369%, 2/5/1999                                                     6,932,240
                        TOTAL                                                                                          24,695,259
   Principal                                                                                                                Value
   Amount

                      COMMERCIAL PAPER--CONTINUED1
                      Finance - Retail--4.2%

$   5,000,000         American Express Credit Corp., 5.023%, 4/12/1999                                             $    4,910,167
   15,000,000         Associates Corp. of North America, 4.867%, 4/19/1999                                             14,724,896
                        TOTAL                                                                                          19,635,063
                      Insurance--5.1%

   12,000,000         CXC, Inc., 5.161% - 5.502%, 12/7/1998 - 5/17/1999                                                11,764,854
   12,000,000         Marsh & McLennan Cos., Inc., 5.128% - 5.637%, 3/29/1999 - 5/5/1999                               11,748,796
                        TOTAL                                                                                          23,513,650
                      Machinery, Equipment, Auto--0.4%

    2,000,000         Eaton Corp., 5.597%, 5/11/1999                                                                    1,951,521
                        TOTAL COMMERCIAL PAPER                                                                        194,577,594
                      CORPORATE NOTES--5.3%
                      Finance - Automotive--2.7%

    9,094,565         Ford Credit Auto Owner Trust 1998-C, Class A-2, 5.670%, 6/15/1999                                 9,094,565
    3,308,881         MMCA Auto Owner Trust 1998-1, Class A-1, 5.621%, 8/16/1999                                        3,308,881
                        TOTAL                                                                                          12,403,446
                      Finance - Commercial--1.1%
    5,000,000         Beta Finance, Inc., 5.790%, 4/8/1999                                                              4,999,825
                      Finance - Retail--1.0%
    4,731,385         Greentree Recreational, Equipment & Consumer Trust 1998-C, Class A-1,

                      5.554%, 8/15/1999                                                                                 4,731,385
                      Insurance--0.5%

      683,520         ContiMortgage Home Equity Loan Trust 1998-2, Class A-1, (Guaranteed by MBIA Insurance

                      Corporation), 5.649%, 6/15/1999                                                                     683,520
    2,000,000         WFS Financial 1998-C Owner Trust, Class A1, (Guaranteed by FSA),
                      5.395%, 11/20/1999                                                                                2,000,000
                        TOTAL                                                                                           2,683,520
                        TOTAL CORPORATE NOTES                                                                          24,818,176
                      LOAN PARTICIPATION--2.6%
                      Electrical Equipment--0.7%

    3,100,000         Mt. Vernon Phenol Plant Partnership, (Guaranteed by General Electric Co.),

                      5.370%, 5/17/1999                                                                                 3,100,000
                      Finance - Automotive--1.1%

    5,000,000         General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors

                      Acceptance Corp.), 5.320%, 12/1/1998                                                              5,000,000
                      Finance - Equipment--0.8%

    4,000,000         Pitney Bowes Credit Corp., 5.324%, 12/10/1998                                                     3,994,700
                        TOTAL LOAN PARTICIPATION                                                                       12,094,700
   Principal                                                                                                                Value
   Amount
   or Shares

                      NOTES - VARIABLE--24.2%3
                      Banking--14.4%

$  10,000,000         Bankers Trust Co., New York, 4.920%, 12/1/1998                                               $    9,996,538
   10,000,000         Barclays Bank PLC, London, 5.320%, 12/1/1998                                                     10,000,000
      665,000         Dave White Chevrolet, Inc., Series 1996, (Huntington National Bank, Columbus, OH LOC),

                      5.140%, 12/3/1998                                                                                   665,000
   25,000,000         2Liquid Asset Backed Securities Trust, Series 1996-3, (Westdeutsche Landesbank
                      Girozentrale Swap Agreement), 5.429%, 12/15/1998                                                 25,000,000
   11,852,138         2Rabobank Optional Redemption Trust, Series 1997-101, 5.343%, 2/15/1999                          11,852,138
    8,000,000         Societe Generale, Paris, 4.923%, 12/1/1998                                                        7,996,347
    1,525,000         White Brothers Properties, Series 1996, (Huntington National Bank, Columbus, OH LOC),
                      5.140%, 12/3/1998                                                                                 1,525,000
                        TOTAL                                                                                          67,035,023

                      Insurance--9.8%

   10,000,000         General American Life Insurance Co., 5.250%, 12/21/1998                                          10,000,000
   11,338,777         2Liquid Asset Backed Securities Trust, Series 1997-3 Senior Notes, (Guaranteed by                11,338,777
                      AMBAC), 5.408%, 12/28/1998

   24,000,000         Peoples Security Life Insurance Company, 5.660%, 12/1/1998                                       24,000,000
                        TOTAL                                                                                          45,338,777
                        TOTAL NOTES - VARIABLE                                                                        112,373,800
                      REPURCHASE AGREEMENTS--22.1%4

   35,000,000         ABN AMRO Chicago Corp., 5.500%, dated 11/30/1998, due 12/1/1998                                  35,000,000
   10,000,000         J.P. Morgan & Co., Inc., 5.500%, dated 11/30/1998, due 12/1/1998                                 10,000,000
   20,000,000         Nationsbanc Montgomery Securities, Inc., 5.500%, dated 11/30/1998, due 12/1/1998                 20,000,000
   32,700,000         Societe Generale, New York, 5.330%, dated 11/30/1998, due 12/1/1998                              32,700,000
    5,000,000         Warburg Dillon Reed LLC, 5.350%, dated 11/30/1998, due 12/1/1998                                  5,000,000
                        TOTAL REPURCHASE AGREEMENTS                                                                   102,700,000
                        TOTAL INVESTMENTS (AT AMORTIZED COST)5                                                     $  464,061,481



1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. As of November 30, 1998, these securities amounted to $48,190,915 which represents 10.4% of net assets.

3  Floating rate note with current rate and next reset date shown.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($465,133,895) at November 30, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation
FSA   --Financial Security Assurance
LLC   --Limited Liability Corporation
LOC   --Letter of Credit
MBIA  --Municipal Bond Investors Assurance
PLC   --Public Limited Company

See Notes which are an integral part of the Financial Statements




Statement of Assets and Liabilities

NOVEMBER 30, 1998




Assets:
Investments in repurchase agreements                                                      $  102,700,000
Investments in securities                                                                    361,361,481
Total investments in securities, at amortized cost and value                                                      $   464,061,481
Income receivable                                                                                                       1,493,035
Receivable for shares sold                                                                                              1,268,410
 TOTAL ASSETS                                                                                                         466,822,926
Liabilities:
Payable to bank                                                                                   24,559
Payable for shares redeemed                                                                       41,037
Income distribution payable                                                                    1,556,379
Accrued expenses                                                                                  67,056
 TOTAL LIABILITIES                                                                                                      1,689,031
Net Assets for 465,133,895 shares outstanding                                                                     $   465,133,895
Net Asset Value, Offering Price and Redemption Proceeds Per Share:

$465,133,895 / 465,133,895 shares outstanding                                                                               $1.00



See Notes which are an integral part of the Financial Statements




Statement of Operations

YEAR ENDED NOVEMBER 30, 1998





Investment Income:
Interest                                                                                                              $ 29,786,581

Expenses:

Investment advisory fee                                                                             $  2,105,177
Administrative personnel and services fee                                                                396,826
Custodian fees                                                                                            45,299
Transfer and dividend disbursing agent fees and expenses                                                  11,014
Directors'/Trustees' fees                                                                                 12,684
Auditing fees                                                                                             15,091
Legal fees                                                                                                 7,550
Portfolio accounting fees                                                                                 95,264
Shareholder services fee                                                                               1,315,736
Share registration costs                                                                                  30,176
Printing and postage                                                                                      13,376
Insurance premiums                                                                                        44,837
Miscellaneous                                                                                             13,332
 TOTAL EXPENSES                                                                                        4,106,362
Waivers:
Waiver of investment advisory fee                                               $   (655,273)
Waiver of shareholder services fee                                                (1,052,589)
 TOTAL WAIVERS                                                                                        (1,707,862)
Net expenses                                                                                                             2,398,500
Net investment income                                                                                                 $ 27,388,081



See Notes which are an integral part of the Financial Statements




Statement of Changes in Net Assets





Year Ended November 30                                                                           1998                   1997
Increase (Decrease) in Net Assets:
Operations:

Net investment income                                                                     $     27,388,081       $     30,087,046
Distributions to Shareholders:
Distributions from net investment income                                                       (27,388,081)           (30,087,046)
Share Transactions:

Proceeds from sale of shares                                                                 2,348,710,920          2,432,924,857
Net asset value of shares issued to shareholders in payment of distributions                     6,627,670              7,298,023
 declared

Cost of shares redeemed                                                                     (2,384,603,857)        (2,572,588,103)
Change in net assets resulting from share transactions                                         (29,265,267)          (132,365,223)
Change in net assets                                                                           (29,265,267)          (132,365,223)
Net Assets:

Beginning of period                                                                            494,399,162            626,764,385
End of period                                                                             $    465,133,895       $    494,399,162



See Notes which are an integral part of the Financial Statements




Notes to Financial Statements

NOVEMBER 30, 1998

ORGANIZATION

Federated Master Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The investment objective of the Fund is current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/ or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at November 30, 1998 is as follows:





Security                                                                       Acquisition Date             Acquisition Cost
Liquid Asset Backed Securities Trust, Series 1996-3                                    8/15/1996                  $25,000,000
Liquid Asset Backed Securities Trust, Series 1997-3                                    6/27/1997                   11,852,138
Rabobank Optional Redemption Trust, Series 197-101                                     4/17/1997                   11,338,777



Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 1998, capital paid-in aggregated $465,133,895.Transactions in shares were as follows:




Year Ended November 30                                                                      1998                      1997
Shares sold                                                                             2,348,710,920             2,432,924,857
Shares issued to shareholders in payment of distributions declared                          6,627,670                 7,298,023
Shares redeemed                                                                        (2,384,603,857)           (2,572,588,103)
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                                             (29,265,267)             (132,365,223)



INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee

Federated Research, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Fund's aggregate annual operating expenses exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund or the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ, maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses

Interfund Transactions

During the period ended November 30, 1998 the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $127,805,997 and $32,750,498, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.




Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FEDERATED MASTER TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Master Trust as of November 30, 1998, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the years ended November 30, 1998 and 1997, and the financial highlights for the years in the five-year period ended November 30, 1998. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of November 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Master Trust as of November 30, 1998, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Boston, Massachusetts
January 15, 1999




[FEDERATED LOGO]

Federated
Master Trust

JANUARY 31, 1999

A Statement of Additional Information (SAI) dated January 31, 1999 is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's semi-annual reports to shareholders as they become available.

To obtain the SAI and other information without charge, call your investment professional or the Fund at 1-800-341-7400.You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http:// www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



[FEDERATED LOGO]

Federated Master Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-2784
Cusip 314214107

8010411A (1/99)

Federated is a registered mark
of Federated Investors, Inc.
1999 (C) Federated Investors, Inc.

            [RECYCLED
              LOGO]

STATEMENT OF ADDITIONAL INFORMATION

FEDERATED MASTER TRUST



     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Master
Trust(Fund)dated January 31, 1999.

Obtain the prospectus without charge by calling 1-800-341-7400.

january 31, 1999

                             CONTENTS
                             How is the Fund Organized?
                             Securities in Which the Fund Invests
                             How is the Fund Sold?
                             Subaccounting Services
                             Redemption in Kind
                             Massachusetts Partnership Law
                             Account and Share Information
                             Tax Information
                             Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                             Who is Federated Investors, Inc.?
                             Addresses

CUSIP 314214107

8010411B  (1/99)

HOW IS THE FUND ORGANIZED?



     The Fund is a diversified, open-end management investment company that was established under the laws of the Commonwealth of Massachusetts on October 10, 1977.



SECURITIES IN WHICH THE FUND INVESTS

     In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes the typeS of fixed income securities in which the Fund invests.

TREASURY SECURITIES

     Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risks.

AGENCY SECURITIES

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities.

CORPORATE DEBT SECURITIES



     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.



COMMERCIAL PAPER

     Commercial paper is an issuer's obligation with a maturity of nine months or less. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS

     Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

ASSET BACKED SECURITIES

     Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities may also resemble some types of CMOs, such as Floaters, Inverse Floaters, IOs and POs.

MUNICIPAL SECURITIES

     Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

MORTGAGE BACKED SECURITIES

     For purposes of repurchase agreements, the Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are know as ARMs.

     Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages.

ZERO COUPON SECURITIES

     Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. An investor must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

     There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs are the most common forms of stripped U.S. Treasury zero coupon securities.

BANK INSTRUMENTS

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.

INSURANCE CONTRACTS

     Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

CREDIT ENHANCEMENT

     Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

     Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

FOREIGN SECURITIES

     Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o    the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

     The Fund does not invest in foreign securities denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

WHEN ISSUED TRANSACTIONS

     When issued transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions SO THAT the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create market risks for the Fund.

     When issued transactions also involve credit risks in the event of a counterparty default.

TO BE ANNOUNCED SECURITIES (TBAS)

     As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund.

ASSET COVERAGE

     In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RATINGS



     An nationally recognized ratings service's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+or-) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fundwill follow applicable regulations in determining whether a security rated by more than one nationally recognized ratings service can be treated as being in the highest short-term rating category; currently, such securities must be rated by two nationally recognized ratings services highest rating category. See "Regulatory Compliance."

INVESTMENT RISKS

     There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

INVESTMENT RISKS

CREDIT RISKS

O Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.



LIQUIDITY RISKS

     Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading may also lead to greater price volatility.

RISKS OF FOREIGN INVESTING

     Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

     Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

     The Fund will not sell any securities short or purchase any securities on margin, but it may obtain such short-term credits as may be necessary for clearance of purchase and sales of securities. The Fund may purchase and dispose of U.S. Government securities before the issuance thereof. The Fund may also purchase U.S. Government securities on a delayed delivery basis. The settlement dates of these transactions shall be determined by the mutual agreement of the parties.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

     The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

     The Fund will not borrow money, except as a temporary measure for extraordinary or emergency purposes, and then (a) only in amounts not in excess of 5% of the value of its total assets or (b) in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio securities (any such borrowings under this section will not be collateralized).

PLEDGING ASSETS

The Fund will not pledge securities.

LENDING CASH OR SECURITIES

     The Fund will not make loans to other persons; provided, however, that the purchase or holding of money market instruments, to include repurchase agreements and variable amount demand master notes, in accordance with the Fund's investment objective and policies, shall not constitute the making of a loan.

INVESTING IN COMMODITIES

The Fund will not invest in commodities or commodity contracts.

INVESTING IN REAL ESTATE

     The Fund will not invest in real estate, except that the Fund may purchase money market instruments issued by companies which invest in real estate or interests therein.

UNDERWRITING

The Fund will not engage in underwriting of securities issued by others.

ACQUIRING SECURITIES

     The Fund will not acquire voting securities except as part of a merger, consolidation, reorganization, or acquisition of assets.

CONCENTRATION OF INVESTMENTS



     The Fund will generally invest in excess of 25% of the value of its assets in commercial paper issued by finance companies. Whenever deemed appropriate to its investment objective, the Fund may invest in other particular industries, which would result in up to 25% of its net assets taken at market value being invested in such industry. Investing in bank time and demand deposits, such as certificates of deposit, U.S. Treasury bills, or securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements for government securities, shall not be considered investments in any one industry.



DIVERSIFICATION OF INVESTMENTS

     The Fund will not invest more than 5% of its assets in the securities of any one issuer (except cash or cash items, repurchase agreements and securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities).

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund will not invest in securities issued by any other investment company.

INVESTING FOR CONTROL

     The Fund will not invest in securities of a company for the purpose of exercising control or management.



     The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities" as defined by the Investment Company Act. The following investment limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective

INVESTING IN ILLIQUID SECURITIES

     The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice. INVESTING IN OPTIONS

     The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

     For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

     The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.


REGULATORY COMPLIANCE

     The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating services, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

     The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

     The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.



TRADING IN FOREIGN SECURITIES

     Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

   HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

     The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc.(Federated) for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

     Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.



SUBACCOUNTING SERVICES



     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

     Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

     In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.



ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS



     Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights.

     Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares.

     As of January 6, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Saxon and Co., Lester, Pennsylvania owned approximately 91,060,646 shares (19.55%) and Union Planters National Bank, Memphis Tennessee owned approximately 30,255,863 shares (6.49%)..

TAX INFORMATION

FEDERAL INCOME TAX

     The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.



WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES



     The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Fund, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

     As of January 6, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding shares.



     An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.





 NAME                                                                                        TOTAL
 BIRTHDATE                                                                   AGGREGATE       COMPENSATION
 ADDRESS                     PRINCIPAL OCCUPATIONS                           COMPENSATION    FROM TRUST AND
 POSITION WITH TRUST         FOR PAST 5 YEARS                                FROM TRUST      FUND COMPLEX
 JOHN F. DONAHUE*+           Chief Executive Officer and Director or                   $0    $0 for the
 Birthdate: July 28, 1924    Trustee of the Federated Fund Complex.                          Trust and
 Federated Investors         Chairman and Director, Federated                                54 other
 Tower                       Investors, Inc.; Chairman and Trustee,                          investment
 1001 Liberty Avenue         Federated Advisers, Federated Management,                       companies
 Pittsburgh, PA              and Federated Research; Chairman and                            in the Fund
 Chairman and Trustee        Director, Federated Research Corp., and                         Complex
                             Federated Global Research Corp.; Chairman,
                             Passport Research, Ltd.

 -------------------------
 THOMAS G. BIGLEY            Director or Trustee of the Federated Fund          $1,354.24    $113,860.22 for
 Birthdate: February 3,      Complex; Director, Member of Executive                          the
 1934                        Committee, Children's Hospital of                               Trust and
 15 Old Timber Trail         Pittsburgh; formerly: Senior Partner,                           54 other
 Pittsburgh, PA              Ernst & Young LLP; Director, MED 3000                           investment
 TRUSTEE                     Group, Inc.; Director, Member of Executive                      companies
                             Committee, University of Pittsburgh.                            in the Fund
                                                                                             Complex

 -------------------------
 JOHN T. CONROY, JR.         Director or Trustee of the Federated Fund          $1,489.89    $125,264.48 for
 Birthdate: June 23, 1937    Complex; President, Investment Properties                       the
 Wood/IPC Commercial         Corporation; Senior Vice President,                             Trust and
 Dept.                       John R. Wood and Associates, Inc.,                              54 other
 John R. Wood                Realtors; Partner or Trustee in private                         investment
 Associates, Inc.            real estate ventures in Southwest Florida;                      companies
 Realtors                    formerly: President, Naples Property                            in the Fund
 3255 Tamiami Trial          Management, Inc. and Northgate Village                          Complex
 North Naples, FL            Development Corporation.

 TRUSTEE

 -------------------------

 -------------------------
 WILLIAM J. COPELAND         Director or Trustee of the Federated Fund          $1,489.89    $125,264.48 for
 Birthdate: July 4, 1918     Complex; Director and Member of the                             the
 One PNC Plaza-23rd Floor    Executive Committee, Michael Baker, Inc.;                       Trust and
 Pittsburgh, PA                                                                              54 other
 TRUSTEE                     Previous Positions: Vice Chairman and                           investment
                             Director, PNC Bank, N.A., and PNC Bank                          companies

                             Corp.; Director, Ryan Homes, Inc.                               in the Fund
                                                                                             Complex

                             Retired: Director, United Refinery;
                             Director, Forbes Fund; Chairman,
                             Pittsburgh Foundation; Chairman,
                             Pittsburgh Civic Light Opera.

 -------------------------
 JOHN F. CUNNINGHAM          Director or Trustee of some of the                         $    $0 for the
 Birthdate: March 5, 1943    Federated Funds; Chairman, President and                        Trust and
 353 El Brillo Way           Chief Executive Officer, Cunningham & Co.,                      26 other
 Palm Beach, FL              Inc. ; Trustee Associate, Boston College;                       investment
 TRUSTEE                     Director, EMC Corporation; formerly:                            companies
                             Director, Redgate Communications.                               in the Fund
                                                                                             Complex

                             Previous Positions: Chairman of the Board and Chief Executive Officer, Computer
                             Consoles, Inc.; President and Chief
                             Operating Officer, Wang Laboratories;
                             Director, First National Bank of Boston;
                             Director, Apollo Computer, Inc.

 -------------------------
 LAWRENCE D. ELLIS, M.D.*    Director or Trustee of the Federated Fund          $1,354.24    $113860.22 for
 Birthdate: October 11,      Complex; Professor of Medicine, University                      the
 1932                        of Pittsburgh; Medical Director,                                Trust and
 3471 Fifth Avenue           University of Pittsburgh Medical Center -                       54 other
 Suite 1111                  Downtown; Hematologist, Oncologist, and                         investment
 Pittsburgh, PA              Internist, University of Pittsburgh                             companies
 TRUSTEE                     Medical Center; Member, National Board of                       in the Fund
                             Trustees, Leukemia Society of America.                          Complex

 -------------------------
 EDWARD L. FLAHERTY,         Director or Trustee of the Federated Fund          $1,489.89    $125,264.48 for
 JR., ESQ. #                 Complex; Attorney, of Counsel, Miller,                          the
 Birthdate: June 18, 1924    Ament, Henny & Kochuba; Director Emeritus,                      Trust and
 Miller, Ament, Henny &      Eat'N Park Restaurants, Inc.; formerly:                         54 other
 Kochuba                     Counsel, Horizon Financial, F.A., Western                       investment
 205 Ross Street             Region; Partner, Meyer and Flaherty.                            companies
 Pittsburgh, PA                                                                              in the Fund
 TRUSTEE                                                                                     Complex
 -------------------------
 PETER E. MADDEN             Director or Trustee of the Federated Fund          $1,354.24    $113,860.22 for
 Birthdate: March 16,        Complex; formerly: Representative,                              the
 1942                        Commonwealth of Massachusetts General                           Trust and
 One Royal Palm Way          Court; President, State Street Bank and                         54 other
 100 Royal Palm Way          Trust Company and State Street                                  investment
 Palm Beach, FL              Corporation.                                                    companies
 TRUSTEE                                                                                     in the Fund
                             Previous Positions: Director, VISA USA and                      Complex
                             VISA International; Chairman and Director,

                             Massachusetts Bankers Association;
                             Director, Depository Trust Corporation.

 -------------------------
 JOHN E. MURRAY, JR.,        Director or Trustee of the Federated Fund          $1,354.24    $113,860.22 for
 J.D., S.J.D.                Complex; President, Law Professor,                              the
 Birthdate: December 20,     Duquesne University; Consulting Partner,                        Trust and
 1932                        Mollica & Murray.                                               54 other
 President, Duquesne                                                                         investment
 University                  Previous Positions: Dean and Professor of                       companies
 Pittsburgh, PA              Law, University of Pittsburgh School of                         in the Fund
 TRUSTEE                     Law; Dean and Professor of Law, Villanova                       Complex
                             University School of Law.

 -------------------------
 WESLEY W. POSVAR            Director or Trustee of the Federated Fund          $1,354.24    $113,860.22 for
 Birthdate: September        Complex; President, World Society of                            the
 14, 1925                    Ekistics (metropolitan planning), Athens;                       Trust and
 1202 Cathedral of           Professor, International Politics;                              54 other
 Learning                    Management Consultant; Trustee, Carnegie                        investment
 University of Pittsburgh    Endowment for International Peace, RAND                         companies
 Pittsburgh, PA              Corporation, Online Computer Library                            in the Fund
 TRUSTEE                     Center, Inc., National Defense University                       Complex
                             and U.S. Space Foundation; President
                             Emeritus, University of Pittsburgh;
                             Founding Chairman, National Advisory
                             Council for Environmental Policy and
                             Technology, Federal Emergency Management
                             Advisory Board; Trustee Czech Management

                             Center, Prague.

                             Previous Positions: Professor, United
                             States Military Academy; Professor, United
                             States Air Force Academy.

 -------------------------
 MARJORIE P. SMUTS           Director or Trustee of the Federated Fund          $1,354.24    $113,860.22 for
 Birthdate: June 21, 1935    Complex; Public                                                 the
 4905 Bayard Street          Relations/Marketing/Conference Planning.                        Trust and
 Pittsburgh, PA                                                                              54 other
 TRUSTEE                     Previous Positions: National Spokesperson,                      investment
                             Aluminum Company of America; business                           companies
                             owner.                                                          in the Fund

                                                                                             Complex

 -------------------------
 GLEN R. JOHNSON             Trustee, Federated Investors, Inc.; staff                 $0    $0 for the
 Birthdate: May 2, 1929      member, Federated Securities Corp.                              Trust and
 Federated Investors                                                                         8 other
 Tower                                                                                       investment
 1001 Liberty Avenue                                                                         companies
 Pittsburgh, PA                                                                              in the Fund
 PRESIDENT                                                                                   Complex
 -------------------------
 J. CHRISTOPHER DONAHUE+     President or Executive Vice President of                  $0    $0 for the
 Birthdate: April 11,        the Federated Fund Complex; Director or                         Trust and
 1949                        Trustee of some of the Funds in the                             16 other
 Federated Investors         Federated Fund Complex; President and                           investment
 Tower                       Director, Federated Investors, Inc.;                            companies
 1001 Liberty Avenue         President and Trustee, Federated Advisers,                      in the Fund
 Pittsburgh, PA              Federated Management, and Federated                             Complex
 EXECUTIVE VICE PRESIDENT    Research; President and Director,
                             Federated Research Corp. and Federated
                             Global Research Corp.; President, Passport
                             Research, Ltd.; Trustee, Federated
                             Shareholder Services Company; Director,
                             Federated Services Company.

 -------------------------




 EDWARD C. GONZALES          Trustee or Director of some of the Funds                  $0    $0 for the
 Birthdate: October 22,      in the Federated Fund Complex; President,                       Trust and
 1930                        Executive Vice President and Treasurer of                       1 other
 Federated Investors         some of the Funds in the Federated Fund                         investment
 Tower                       Complex; Vice Chairman, Federated                               companies
 1001 Liberty Avenue         Investors, Inc.; Vice President, Federated                      in the Fund
 Pittsburgh, PA              Advisers, Federated Management, Federated                       Complex
 EXECUTIVE VICE PRESIDENT    Research, Federated Research Corp.,
                             Federated Global Research Corp. and
                             Passport Research, Ltd.; Executive Vice
                             President and Director, Federated
                             Securities Corp.; Trustee, Federated
                             Shareholder Services Company.

 -------------------------
 JOHN W. MCGONIGLE           Executive Vice President and Secretary of                 $0    $0 for the
 Birthdate: October 26,      the Federated Fund Complex; Executive Vice                      Trust and
 1938                        President, Secretary, and Director,                             54 other
 Federated Investors         Federated Investors, Inc.; Trustee,                             investment
 Tower                       Federated Advisers, Federated Management,                       companies
 1001 Liberty Avenue         and Federated Research; Director,                               in the Fund
 Pittsburgh, PA              Federated Research Corp. and Federated                          Complex
 EXECUTIVE  VICE             Global Research Corp.; Director, Federated
 PRESIDENT AND SECRETARY     Services Company; Director, Federated
                             Securities Corp.

 -------------------------
 RICHARD J. THOMAS           Treasurer of the Federated Fund Complex;                  $0    $0 for the
 Birthdate:  June 17,        Vice President - Funds Financial Services                       Trust and
 1954                        Division, Federated Investors, Inc.;                            54 other
 Federated Investors         Formerly: various management positions                          investment
 Tower                       within Funds Financial Services Division                        companies
 1001 Liberty Avenue         of Federated Investors, Inc.                                    in the Fund
 Pittsburgh, PA                                                                              Complex
 TREASURER

 -------------------------
 RICHARD B. FISHER           President or Vice President of some of the                $0    $0 for the
 Birthdate: May 17, 1923     Funds in the Federated Fund Complex;                            Trust and
 Federated Investors         Director or Trustee of some of the Funds                        6 other
 Tower                       in the Federated Fund Complex; Executive                        investment
 1001 Liberty Avenue         Vice President, Federated Investors, Inc.;                      companies
 Pittsburgh, PA              Chairman and Director, Federated                                in the Fund
 VICE PRESIDENT              Securities Corp.                                                Complex
 -------------------------


 -------------------------
 Deborah A. Cunningham       Deborah A. Cunningham is Vice President of                $0    $0 for the
 Birthdate:  September       the Trust. Ms. Cunningham joined Federated                      Trust and
 15, 1959                    Investors in 1981 and has been A SENIOR                         6 other
                                                            ---------
 Federated Investors         PORTFOLIO MANAGER AND A Senior Vice                             investment
                             -----------------------
 Tower                       President of the Fund's investment adviser                      companies
 1001 Liberty Avenue         since 1997.  Ms. Cunningham served as A                         in the Fund
                                                                   --
 Pittsburgh, PA              PORTFOLIO MANAGER AND a Vice President of                       Complex
                             ---------------------
 VICE PRESIDENT              the investment adviser from 1993 until
                             1996. ^ Ms. Cunningham is a Chartered
                             Financial Analyst and received her
                             M.S.B.A. in Finance from Robert Morris
                             College.



     + Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Fund.



INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.

     The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.



     The adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 0.40% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.



OTHER RELATED SERVICES

     Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund
Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

     Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

     Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE     AVERAGE AGGREGATE DAILY NET ASSETS OF THE FEDERATED
FEE                             FUNDS
0.150 of 1%                     on the first $250 million

-------------------------
0.125 of 1%                     on the next $250 million
-------------------------
0.100 of 1%                     on the next $250 million
-------------------------
0.075 of 1%                     on assets in excess of $750 million
-------------------------



     The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.



     Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets, plus out-of-pocket expenses.

CUSTODIAN

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.



INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP  IS THE INDEPENDENT AUDITORS FOR THE FUND.

FEES PAID BY THE FUND FOR SERVICES

FOR THE YEAR ENDED

--------------------------------      ---------------           ----------      --------------
 NOVEMBER 30, 1998                       CURRENT YEAR           PRIOR YEAR          PRIOR YEAR
Advisory Fee Earned                        $2,105,177           $2,332,976          $2,804,812

---------------------------------
Advisory Fee Reduction                       $655,273             $715,043            $876,351
---------------------------------
Brokerage Commissions                              $0

---------------------------------
Administrative Fee                           $396,826             $440,349            $530,087
---------------------------------
Shareholder Services Fee                     $263,147

---------------------------------

     If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by Shareholders who use the transfer agent's subaccounting facilities.




HOW DOES THE FUND MEASURE PERFORMANCE?

     The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.



     Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

     Total returns given for the one-, five- and ten-year periods ended November 30, 1998.

Yield and Effective Yield given for the 7-day period ended November 30, 1998.

                       7-DAY PERIOD      1 YEAR   5 YEARS     10 YEARS
Total Return                             5.33     5.06        5.54
Yield                  4.93

Effective Yield        5.05




TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD



     The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power: and subtracting 1 from the result.

     To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.



PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



LIPPER ANALYTICAL SERVICES, INC.

     Ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IBC/DONOGHUE'S MONEY FUND REPORT

     Publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

MONEY

     A monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.



WHO IS FEDERATED INVESTORS, INC.?

     Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.



     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

     In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

     In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

     In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

     In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated

advisory companies.

MUTUAL FUND MARKET

     Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW



     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

     Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

     Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

ADDRESSES

FEDERATED MASTER TRUST



Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Research
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA
 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA
02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Deloitte & Touche LLP
125 Summer Street

Boston, MA
02110-1617



PART C.               OTHER INFORMATION.

Item 23.       EXHIBITS:

 (a)   Conformed Copy of the Amended Declaration of Trust of the Registrant;(4)
 (b) Copy of the By-Laws of the Registrant through and including Amendment No. 2;(4)

       (i)    Copy of Amendment No. 3 to the By-Laws of the Registrant;(5)
       (ii)   Copy of Amendment No. 4 to the By-Laws of the Registrant; (5)
       (iii)  Copy of Amendment No. 5 to the By-Laws of the Registrant; (5)
       (iv)   Copy of Amendment No. 6 to the By-Laws of the Registrant; (5)
 (c)   Copy of Specimen Certificate of Shares of Beneficial Interest of
       the Registrant;(4)
 (d)   Conformed Copy of the Investment Advisory Contract;(1)
 (e) (i)   Conformed Copy of Distributor's Contract of the Registrant;(2)

       (ii) The Registrant incorporates by reference the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 23(e) of the Cash Trust Series II Registration Statement filed with the Commission on July 24, 1995. (File Number 33-38550 and 811-6269).

 (f)   Not applicable;

 (g)    (i)  Conformed Copy of Custodian Contract;(3)
        (ii)  Conformed Copy of Custodian Fee Schedule; (5)

 (h)    (i)   Conformed Copy of Amended and Restated Agreement for
              Fund Accounting Services, Administrative Services, Transfer
              Agency Services and Custody Services .Procurement of the
              Registrant; (5)

        (ii)  Conformed Copy of Amended and Restated Shareholder
              Services Agreement; (5)
       (iii) The responses described in Item 23(e)(ii) are hereby incorporated by reference;

(i) Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered; (3)
(j)    Conformed Copy of Consent of Independent Auditors;+
(k)    Not applicable;
(l)    Not applicable;
(m)    Not applicable;
(n)    Copy of Financial Data Schedule; +
(o)    Not applicable;
(p)     (i)    Conformed copy of Power of Attorney;(5)

       (ii)    Conformed copy of Limited Power of
               Attorney;(5)

(iii) Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; +
(iv)    Conformed copy of Power of Attorney of Treasurer  of the Registrant; +

 +      All exhibits filed electronically.

1. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed November 21, 1989. (File Nos. 2-60111 and 811-2784)

2. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed January 24, 1991. (File Nos. 2-60111 and 811-2784)

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed January 23, 1995. (File Nos. 2-60111 and 811-2784)

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed January 23, 1996. (File Nos. 2-60111 and 811-2784)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed November 25, 1998. (File Nos. 2-60111 and 811-2784)

Item 24.       Persons Controlled by or Under Common Control with the Fund:

               None

Item 25.       Indemnification: (1.)

Item 26.       Business and Other Connections of Investment Adviser:

     For a description of the other business of the investment adviser, see the section entitled "Trust Information-Management of the Trust" in Part A. The affiliations with the Registrant of four of the Trustees and one of the officers of the investment adviser are included in Part B of this Registration Statement under "Federated Master Trust Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

           The remaining Officers of the investment adviser are:

           Executive Vice Presidents:                 William D. Dawson, III
                                                      Henry A. Frantzen
                                                      J. Thomas Madden

           Senior Vice Presidents:                    Joseph M. Balestrino
                                                      Drew J. Collins
                                                      Jonathan C. Conley
                                                      Deborah A. Cunningham
                                                      Mark E. Durbiano
                                                      Sandra L. McInerney
                                                      Susan M. Nason
                                                      Mary Jo Ochson
                                                      Robert J. Ostrowski

           Vice Presidents:                           Todd A. Abraham
                                                      J. Scott Albrecht
                                                      Arthur J. Barry
                                                      Randall S. Bauer
                                                      David A. Briggs
                                                      Micheal W. Casey
                                                      Kenneth J. Cody
                                                      Alexandre de Bethmann
                                                      Michael P. Donnelly
                                                      Linda A. Duessel
                                                      Donald T. Ellenberger
                                                      Kathleen M. Foody-Malus
                                                      Thomas M. Franks
                                                      Edward C. Gonzales
                                                      James E. Grefenstette
                                                      Susan R. Hill
                                                      Stephen A. Keen
                                                      Robert K. Kinsey
                                                      Robert M. Kowit
                                                      Jeff A. Kozemchak
                                                      Richard J. Lazarchic
                                                      Steven Lehman
                                                      Marian R. Marinack
                                                      Charles A. Ritter
                                                      Keith J. Sabol
                                                      Frank Semack
                                                      Aash M. Shah
                                                      Christopher Smith
           ----------------------

1. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed November 21, 1989. (File Nos. 2-60111 and 811-2784)




                                                      Tracy P. Stouffer
                                                      Edward J. Tiedge
                                                      Paige M. Wilhelm
                                                      Jolanta M. Wysocka
                                                      Marc Halperin

           Assistant Vice Presidents:                 Nancy J. Belz
                                                      Robert E. Cauley
                                                      Lee R. Cunningham, II
                                                      B. Anthony Delserone, Jr.
                                                      Paul S. Drotch
                                                      Salvatore A. Esposito
                                                      Donna M. Fabiano
                                                      John T. Gentry
                                                      William R. Jamison
                                                      Constantine Kartsonsas
                                                      John C. Kerber
                                                      Grant K. McKay
                                                      Natalie F. Metz
                                                      Joseph M. Natoli
                                                      John Sheehy
                                                      Michael W. Sirianni
                                                      Leonardo A. Vila
                                                      Lori A. Wolff
                                                      Gary Farwell

           Secretary:                                 Stephen A. Keen

           Treasurer:                                 Thomas R. Donahue

           Assistant Secretaries:                     Thomas R. Donahue
                                                      Richard B. Fisher
                                                      Christine I. Newcamp

           Assistant Treasurer:                       Richard B. Fisher

     The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.  PRINCIPAL UNDERWRITERS:

     (a)....Federated Securities Corp. the Distributor for shares of the Fund, acts as principal underwriter for the following open-end investment companies, including the Registrant:

     Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal FundsTrust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT
Richard B. Fisher                   Director, Chairman, Chief              Vice President
Federated Investors Tower           Executive Officer, Chief

1001 Liberty Avenue                 Operating Officer, Asst.
Pittsburgh, PA 15222-3779           Secretary and Asst.

                                    Treasurer, Federated
                                    Securities Corp.

Edward C. Gonzales                  Director, Executive Vice               Executive Vice-
Federated Investors Tower           President,                             President

1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Assistant Secretary               --
Federated Investors Tower           and Assistant Treasurer
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer,                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales,               --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                       Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                   Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                       Treasurer,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross                      Assistant Secretary,                         --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



(c) not applicable

Item 28.       Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                     Federated Investors Tower
                                               1001 Liberty Avenue
                                               Pittsburgh, PA  15222-3779

     (Notices should be sent to the Agent for Service at the above address)

                                               Federated Investors Funds
                                               5800 Corporate Drive
                                               Pittsburgh, PA 15237-7000

Federated Shareholder                          Federated Investors Tower
Services Company                               1001 Liberty Avenue
("Transfer Agent, Dividend                     Pittsburgh, PA 15222-3779
Disbursing Agent and

Portfolio Recordkeeper")

Federated Administrative Services              Federated Investors Tower
("Administrator")                              1001 Liberty Avenue

                                               Pittsburgh, PA 15222-3779

Federated Research                             Federated Investors Tower
("Adviser")                                    1001 Liberty Avenue

                                               Pittsburgh, PA 15222-3779

State Street Bank and Trust Company            P.O. Box 8600
("Custodian")  Boston, MA 02266-8600

Item 29.       Management Services:  Not applicable.

Item 30.       Undertakings:

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED MASTER TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of January, 1999.

                             FEDERATED MASTER TRUST

                      BY: /s/Nicholas J. Seitanakis
                      Nicholas J. Seitanakis, Assistant Secretary
                      Attorney in Fact for John F. Donahue

                      January 28, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                                   TITLE             DATE

By:  /s/ Nicholas J. Seitanakis

     Nicholas J. Seitanakis              Attorney In Fact    January 28, 1999
     ASSISTANT SECRETARY                 For the Persons

                                         Listed Below

     NAME                                   TITLE

John F. Donahue*                         Chairman and Trustee
                                         (Chief Executive Officer)

Glen R. Johnson*                         President

William D. Dawson                        Chief Investment Officer

Richard J. Thomas                        Treasurer(Principal Financial and
                                         Accounting Officer)

Thomas G. Bigley*                        Trustee

Nicholas Constantakis                    Trustee

John T. Conroy, Jr.*                     Trustee

William J. Copeland*                     Trustee

James E. Dowd*                           Trustee

Lawrence D. Ellis, M.D.*                 Trustee

Edward L. Flaherty, Jr.*                 Trustee

Peter E. Madden*                         Trustee

John E. Murray, Jr.*                     Trustee

Wesley W. Posvar*                        Trustee

Marjorie P. Smuts*                       Trustee

* By Power of Attorney